DEFERRED INCOME	12 Months Ended
Jun. 30, 2026
Deferred Income [Abstract]
DEFERRED INCOME	DEFERRED INCOME
During the period, the Government transferred approximately 290 metric tons of high-quality titanium scrap metal to the Company at no cost. The material was surplus to government needs and was transferred in connection with the IBAS grant program, which is intended to strengthen U.S. defense supply chains by fostering a resilient, low-cost, titanium platform that reduces reliance on imports and establishes a secure, domestic source of critical materials.
The Company recognizes government grants related to non-monetary assets by recording the fair value of the inventory received and establishing a corresponding deferred income liability. Deferred income is recognized in profit or loss on a systematic basis over the periods in which the related costs are incurred or the inventory is consumed.
The deferred income related to the inventory received was measured at its fair value of $2,757,895 on the date of receipt, based on prevailing market prices for titanium scrap.

	2026	2025
	US$	US$
Deferred Income at June 30, 2025	–	–
Grant recognized during the period	2,757,895	–
Amounts released to profit or loss	(986,364)	–
Deferred Income at June 30, 2026	1,771,531	–
As of the reporting date, the Company has complied with all conditions attached to the Grant, and no repayment obligation has been recognized.